SELECTED STATEMENT OF OPERATIONS DATA (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selected statement of operation [Line Items]
General and Administrative Expense	$ 1,726	$ 1,818	$ 1,834
General and Administrative Expense [Member]
Selected statement of operation [Line Items]
Payroll and related expenses	1,105	980	1,013
Depreciation and amortization	21	24	57
Insurances	60	67	85
Office expenses	102	117	123
Professional services	302	368	337
Allowance for doubtful accounts and bad debts	0	33	(5)
Other	$ 136	$ 229	$ 224